Employee Benefits - Summary of Net Defined Benefit Liability (Detail) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Net defined benefit liability	$ 13,545	$ 12,033